Cash and stock-based compensation plans (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of vesting of restricted stock [Table Text Block]
Restricted stock vest on the grant’s date anniversary, as follows:

Year of Grant
2014	35% in the first and second year, and 30% in the third year
2013	35% in the first and second year, and 30% in the third year
2012	25% each year

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
A summary of the restricted stock granted to Directors is presented below:

		Weighted average
		grant date fair
	Shares	value
Outstanding at January 1, 2012	82,005	$14.59
Granted	32,317	22.09
Vested	(23,493)	14.35
Outstanding at December 31, 2012	90,829	17.32
Granted	28,500	25.00
Vested	(34,467)	16.84
Outstanding at December 31, 2013	84,862	20.10
Granted	28,500	30.25
Vested	(35,026)	18.80
Outstanding at December 31, 2014	78,336	$24.37
Expected to vest	78,336	$24.37

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
A summary of the status of the restricted stock units granted to certain Executives is presented below:

			Weighted
		Weighted	average
		average grant	remaining	Aggregate
		date fair	contractual	intrinsic value
	Stock units	value	term	(thousands)
Outstanding at January 1, 2012	226,410	$12.80
Granted	181,598	17.52
Forfeited	(54,367)	13.88
Vested	(85,249)	12.31
Outstanding at December 31, 2012	268,392	15.93
Granted	114,070	18.76
Forfeited	(15,223)	16.81
Vested	(124,490)	16.08
Outstanding at December 31, 2013	242,749	17.13
Granted	47,737	19.24
Forfeited	(39,255)	17.25
Vested	(87,519)	16.27		$813
Outstanding at December 31, 2014	163,712	$18.18	2.04 years	$1,952
Expected to vest	163,712	$18.18		$1,952

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of stock purchase options granted to certain Executives during 2014 and 2012 was estimated using a binomial option-pricing model, based on the following factors:

	Measuring
	unit	2014	2013	2012
Weighted average fair value per option		$2.16	-	3.01
Weighted average expected term, in years	years	5.50	-	5.50
Expected volatility	%	22.74	-	33.35
Risk-free rate	%	0.12 to 2.19	-	0.18 to 1.34
Expected dividend	%	5.00	-	5.30

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock options granted is presented below:

			Weighted
			average	Aggregate
		Weighted	remaining	intrinsic
		average	contractual	value
	Options	exercise price	term	(thousands)
Outstanding at January 1, 2012	915,566	$12.87
Granted	182,420	18.93
Forfeited	(231,639)	15.82
Exercised	(442,675)	12.90
Outstanding at December 31, 2012	423,672	13.83
Granted	-	-
Forfeited	(9,780)	18.18
Exercised	(226,147)	12.76
Outstanding at December 31, 2013	187,745	14.90
Granted	315,971	25.15
Forfeited	(671)	18.57
Exercised	(111,349)	13.18
Outstanding at December 31, 2014	391,696	$23.65	5.62 years	$2,526
Exercisable	33,803	$15.53	2.11 years	$493
Expected to vest	357,893	$24.42	5.88 years	$2,033

Schedule Of Share-Based Compensation, Restricted Stock Granted To Directors [Table Text Block]
A summary of restricted stock granted to Directors is presented below:

		Weighted average
		grant date fair
	Shares	value

Non vested at January 1, 2012	3,518	$21.35
Granted	-	-
Vested	(3,518)	21.35
Non vested at December 31, 2012	-

Share Options Granted To Directors and Certain Executives and Changes [Table Text Block]
A summary of the share options granted to Directors and certain Executives is presented below:

Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
		exercise	contractual	value
	Options	price	term	(thousands)
Outstanding at January 1, 2013	49,804	$16.34
Forfeited	-	-
Exercised	(49,804)	16.34
Outstanding at December 31, 2013	-

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]
A summary of the indexed stock purchase options is presented below:

				Weighted
		Weighted	Average	Aggregate
		average	remaining	intrinsic
		exercise	contractual	value
	Options	price	term	(thousands)
Outstanding at January 1, 2012	325,936	$12.86
Forfeited	-	-
Expired	(3,542)	14.48
Exercised	(322,394)	16.41
Outstanding at December 31, 2012	-

Schedule Of Deferred Compensation Plan [Table Text Block]	A summary on changes is presented below:
	2013	2012
Outstanding at beginning of year	534	1,812
Exercised	(534)	(1,278)
Outstanding at end of year	-	534